LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
19 LEASES
19.1 Right of use
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631
Additions/updates	506,373	157,542	41,235		39,076	744,226
Depreciation (1)	(408,000)	(167,312)	(54,275)	(124,890)	(2,587)	(757,064)
Write-offs (2)	(3,102)					(3,102)
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	618,637	212,173	135,659	10,765		977,234
Depreciation (1)	(441,499)	(200,883)	(58,630)	(122,833)	(1,622)	(825,467)
Write-offs (2)	(327)	(277)	(65)			(669)
Balances at December 31, 2025	3,652,380	186,056	191,356	1,261,270	40,727	5,331,789
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.

On December 31, 2025, the Company does not have commitments to lease agreements not yet in force.
19.2 Lease liabilities
The balance of lease payables on December 31, 2025, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.62%	September/2053	4,173,418
Machinery and equipment	11.65%	April/2035	312,782
Buildings	11.27%	February/2035	191,085
Ships and boats	11.25%	February/2039	2,231,092
Vehicles	11.10%	November/2028	21,513
			6,929,890
(i)For the determination of the discount rates, the market CDI rate obtained from the yield curve on B3’s official website was used, considering the term equivalent to the final maturity and the nature of the contracts.
(ii)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

The balances rolled-forward are set out below:

	12/31/2025	12/31/2024
Opening balance	6,972,915	6,243,782
Additions/updates	977,234	744,226
Write-offs	(669)	(3,102)
Payments	(1,447,973)	(1,325,398)
Accrual of financial charges (1)	733,342	700,283
Exchange rate variations	(304,959)	613,124
Closing balance	6,929,890	6,972,915

Current	857,810	872,228
Non-current	6,072,080	6,100,687
(1)On December 31, 2025, the amount of R$265,463 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$249,135 as of December 31, 2024).

The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
19.2.1 Amounts recognized in the statement of income for the year
The amounts recognized are set out below:

	12/31/2025	12/31/2024
Expenses relating to short-term assets	3,191	6,477
Expenses relating to low-value assets	56	4,083
	3,247	10,560